ACQUISITION OF BUSINESSES - Acquisitions completed in 2017 (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure of detailed information about business combination [line items]
Goodwill	$ 1,677	$ 1,554
Various acquisitions
Disclosure of detailed information about business combination [line items]
Cash	49	593
Contingent consideration		13
Total Consideration	49	606
Cash and cash equivalents	32	335
Accounts receivable and other	76	2,226
Inventory	58	700
Equity accounted investments	1	212
Property, plant and equipment	189	503
Intangible assets	236	2,839
Goodwill	188	328
Deferred income tax assets	27	59
Financial assets	2	106
Other assets		65
Acquisition gain		(7)
Accounts payable and other	(200)	(2,112)
Borrowings	(266)	(1,678)
Deferred income tax liabilities	(72)	(789)
Net assets acquired before non-controlling interest	271	2,787
Non-controlling interest	(222)	(2,181)
Net Assets Acquired	49	606
Various acquisitions | Business services
Disclosure of detailed information about business combination [line items]
Cash	4	198
Contingent consideration		13
Total Consideration	4	211
Cash and cash equivalents	2	39
Accounts receivable and other	1	1,248
Inventory	0	690
Equity accounted investments	0	122
Property, plant and equipment	2	264
Intangible assets	5	403
Goodwill	8	325
Deferred income tax assets	0	9
Financial assets	0	106
Other assets		0
Acquisition gain		0
Accounts payable and other	(1)	(1,885)
Borrowings	0	(210)
Deferred income tax liabilities	0	(58)
Net assets acquired before non-controlling interest	17	1,053
Non-controlling interest	(13)	(842)
Net Assets Acquired	4	211
Various acquisitions | Industrial operations
Disclosure of detailed information about business combination [line items]
Cash	45	383
Contingent consideration		0
Total Consideration	45	383
Cash and cash equivalents	30	296
Accounts receivable and other	75	978
Inventory	58	10
Equity accounted investments	1	90
Property, plant and equipment	187	200
Intangible assets	231	2,436
Goodwill	180	3
Deferred income tax assets	27	50
Financial assets	2	0
Other assets		65
Acquisition gain		0
Accounts payable and other	(199)	(227)
Borrowings	(266)	(1,468)
Deferred income tax liabilities	(72)	(729)
Net assets acquired before non-controlling interest	254	1,704
Non-controlling interest	(209)	(1,321)
Net Assets Acquired	$ 45	383
Various acquisitions | Energy
Disclosure of detailed information about business combination [line items]
Cash		12
Contingent consideration		0
Total Consideration		12
Cash and cash equivalents		0
Accounts receivable and other		0
Inventory		0
Equity accounted investments		0
Property, plant and equipment		39
Intangible assets		0
Goodwill		0
Deferred income tax assets		0
Financial assets		0
Other assets		0
Acquisition gain		(7)
Accounts payable and other		0
Borrowings		0
Deferred income tax liabilities		(2)
Net assets acquired before non-controlling interest		30
Non-controlling interest		(18)
Net Assets Acquired		$ 12